-------------------------
                                                       |OMB APPROVAL
                                                       |OMB Number: 3235-0570
                                                       |
                                                       |Expires: Nov. 30, 2005
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                                                       |hours per response: 5.0
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-10605
                                       -----------------------------------------

                          InvestBio Opportunity Trust
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


      500 Fifth Avenue, 56th Floor   New York, New York   10110
   -----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Ronald S. Robbins

             500 Fifth Avenue, 56th Floor New York, New York 10110
   -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (212) 739-7700
                                                    ----------------

Date of fiscal year end:  September 30, 2003
                          ---------------------------

Date of reporting period: March 31, 2003
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


================================================================================




                           INVESTBIO OPPORTUNITY TRUST
                           ---------------------------


                           INVESTBIO OPPORTUNITY FUND
                           --------------------------









                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2003
                                   (UNAUDITED)










     INVESTMENT ADVISER                                     ADMINISTRATOR
     ------------------                                     -------------
     DBGI ADVISORS, INC.                             ULTIMUS FUND SOLUTIONS, LLC
500 Fifth Avenue, 56th Floor                               P.O. Box 46707
  New York, New York 10110                           Cincinnati, Ohio 45246-0707
                                                            1.866.960.7700





================================================================================

INVESTBIO OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2003 (UNAUDITED)
================================================================================
ASSETS
  Investments in securities:
     At acquisition cost                                            $   979,991
                                                                    ===========
     At value (Note 1)                                              $   961,465
  Dividends receivable                                                       73
  Receivable for investment securities sold                              84,098
  Receivable from Adviser (Note 3)                                        7,392
  Other assets                                                            8,901
                                                                    -----------
     TOTAL ASSETS                                                     1,061,929
                                                                    -----------

LIABILITIES
  Payable for capital shares redeemed                                    47,278
  Payable to affiliates (Note 3)                                          6,510
  Other accrued expenses and liabilities                                  7,909
                                                                    -----------
     TOTAL LIABILITIES                                                   61,697
                                                                    -----------

NET ASSETS                                                          $ 1,000,232
                                                                    ===========

NET ASSETS CONSIST OF:
     Paid-in capital                                                $ 1,007,184
     Accumulated net investment loss                                    (13,113)
     Accumulated net realized gains from security transactions           24,687
     Net unrealized depreciation on investments                         (18,526)
                                                                    -----------
NET ASSETS                                                          $ 1,000,232
                                                                    ===========

Shares of beneficial interest outstanding (unlimited number
     of shares authorized, no par value)                                 98,661
                                                                    ===========

Net asset value and redemption price per share                      $     10.14
                                                                    ===========

Maximum offering price per share (Note 1)                           $     10.73
                                                                    ===========




         See accompanying notes to financial statements.

INVESTBIO OPPORTUNITY FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2003 (a) (UNAUDITED)
================================================================================
INVESTMENT INCOME
  Dividends                                                         $       800
                                                                    -----------

EXPENSES
  Organization costs (Note 1)                                            41,984
  Professional fees                                                      20,305
  Accounting services fees (Note 3)                                      15,048
  Administrative services fees (Note 3)                                  12,000
  Transfer agent and shareholder services fees (Note 3)                  12,000
  Registration fees                                                       8,459
  Insurance expense                                                       6,333
  Postage and supplies                                                    4,924
  Investment advisory fees (Note 3)                                       4,638
  Trustees' fees                                                          3,500
  Custodian fees                                                          2,454
  Distribution fees (Note 3)                                              1,159
  Other expenses                                                          1,519
                                                                    -----------
     TOTAL EXPENSES                                                     134,323
  Fees waived and expenses reimbursed (Note 3)                         (120,410)
                                                                    -----------
     NET EXPENSES                                                        13,913
                                                                    -----------

NET INVESTMENT LOSS                                                     (13,113)
                                                                    -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized gains from security transactions                          24,687
  Net change in unrealized appreciation/depreciation                    (18,526)
                                                                    -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                          6,161
                                                                    -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                          $    (6,952)
                                                                    ===========


(a) Represents the period from the commencement of operations (October 9, 2002) through March 31, 2003.



           See accompanying notes to financial statements.

INVESTBIO OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
================================================================================
                                                                    Period
                                                                    Ended
                                                               March 31, 2003(a)
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss                                           $   (13,113)
  Net realized gains from security transactions                      24,687
  Net change in unrealized appreciation/
     depreciation on investments                                    (18,526)
                                                                -----------
Net decrease in net assets from operations                           (6,952)
                                                                -----------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                       1,135,909
  Payments for shares redeemed                                     (228,725)
                                                                -----------
Net increase in net assets from capital share transactions          907,184
                                                                -----------

TOTAL INCREASE IN NET ASSETS                                        900,232

NET ASSETS
  Beginning of period                                               100,000
                                                                -----------
  End of period                                                 $ 1,000,232
                                                                ===========

CAPITAL SHARE ACTIVITY
  Shares sold                                                       110,687
  Shares redeemed                                                   (22,026)
                                                                -----------
  Net increase in shares outstanding                                 88,661
  Shares outstanding, beginning of period                            10,000
                                                                -----------
  Shares outstanding, end of period                                  98,661
                                                                ===========


(a) Represents the period from the commencement of operations (October 9, 2002) through March 31, 2003.




                      See accompanying notes to financial statements.

INVESTBIO OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)
================================================================================
                                                                   Period
                                                                    Ended
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:  March 31, 2003(a)
--------------------------------------------------------------------------------
Net asset value at beginning of period                          $     10.00
                                                                -----------

Income (loss) from investment operations:
  Net investment loss                                                 (0.13)
  Net realized and unrealized gains on investments                     0.27
                                                                -----------
Total from investment operations                                       0.14
                                                                -----------

Net asset value at end of period                                $     10.14
                                                                ===========

RATIOS AND SUPPLEMENTAL DATA:
Total return(b)                                                        1.40%(c)
                                                                ===========

Net assets at end of period                                     $ 1,000,232
                                                                ===========

Ratio of net expenses to average net assets (d)                        2.98%(e)

Ratio of net investment loss to average net assets                   (2.81%)(e)

Portfolio turnover rate                                                  93%(e)


(a) Represents the period from the commencement of operations (October 9, 2002) through March 31, 2003.

(b)  Total return shown excludes the effect of applicable sales loads.

(c)  Not annualized.

(d) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 28.81% (e) for the period ended March 31, 2003.

(e)  Annualized.



                 See accompanying notes to financial statements.

INVESTBIO OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)
================================================================================
   SHARES      COMMON STOCKS - 89.6%                                   VALUE
--------------------------------------------------------------------------------
               BIOTECHNOLOGY - 89.6%
   1,600       Adolor Corp. (a)                                    $   15,856
   1,000       Affymetrix, Inc. (a)                                    26,000
   2,000       Amgen, Inc. (a)                                        115,100
   2,000       Andrx Corp. (a)                                         23,620
   5,000       BioMarin Pharmaceutical, Inc. (a)                       56,750
   2,000       CV Therapeutics, Inc. (a)                               36,060
   5,000       Cell Therapeutics, Inc. (a)                             41,450
   2,000       Cephalon, Inc. (a)                                      79,880
   5,000       Cubist Pharmaceuticals, Inc. (a)                        40,050
   2,000       Enzon Pharmaceuticals, Inc. (a)                         22,700
   1,000       ICOS Corp. (a)                                          18,710
   6,000       ID Biomedical Corp. (a)                                 40,500
   2,000       InterMune, Inc. (a)                                     42,900
   4,500       Isis Pharmaceuticals, Inc. (a)                          16,110
   5,000       MGI Pharma, Inc. (a)                                    63,050
   2,000       MedImmune, Inc. (a)                                     65,660
   4,000       NPS Pharmaceuticals, Inc. (a)                           61,840
   1,000       Neurocrine Biosciences, Inc. (a)                        13,440
   1,000       Trimeris, Inc. (a)                                      41,180
   4,000       Vicuron Pharmaceuticals, Inc. (a)                       43,320
   8,000       XOMA Ltd. (a)                                           31,680
                                                                   ----------

               TOTAL COMMON STOCKS (Cost $914,382)                 $  895,856
                                                                   ----------

--------------------------------------------------------------------------------
   SHARES      MONEY MARKETS - 6.5%                                    VALUE
--------------------------------------------------------------------------------
  65,609       First American Treasury Obligation Fund - Class S
                (Cost $65,609)                                     $   65,609
                                                                   ----------

               TOTAL INVESTMENTS AT VALUE - 96.1% (Cost $979,991)  $  961,465

               OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%            38,767
                                                                   ----------

               NET ASSETS - 100.0%                                 $1,000,232
                                                                   ==========

(a)  Non-income producing security.




                   See accompanying notes to financial statements.

INVESTBIO OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES

     The InvestBio Opportunity Fund (the "Fund") is a non-diversified series of the InvestBio Opportunity Trust (the "Trust"). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), was organized as a Delaware business trust on December 18, 2001. The Fund was capitalized on June 20, 2002, when Diversifed Biotech Group, Inc. purchased the initial shares of the Fund at $10 per share. The Fund began the public offering of shares on October 9, 2002. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

     The Fund seeks to provide a sophisticated investment program for investors whose objective is long-term capital appreciation by selecting portfolio securities primarily on the basis of potential capital enhancement, by investing primarily, but not exclusively, in both established and emerging biotechnology companies and other companies related to health sciences that the investment adviser, DBGI Advisors, Inc. (the "Adviser") believes have the potential for significant growth.

     The following is a summary of the Fund's significant accounting policies:

     SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities listed on national stock exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted securities are valued at their last sale price or, if there is no reported sale during the day, at a bid price estimated by a broker. Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the Valuation Committee of the Board of Trustees using its best judgment.

     SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The maximum offering price per share of the Fund is equal to the net asset value per share plus a sales load equal to 5.82% of the net asset value (or 5.50% of the offering price). The redemption price per share of the Fund is equal to the net asset value per share.

     ORGANIZATION EXPENSES - All costs incurred by the Trust in connection with the organization of the Fund and the initial public offering of shares of the Fund, principally professional fees, have been paid by the Adviser, but are subject to recovery by the Adviser pursuant to the Expense Recapture Agreement (See Note 3).

     INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

     SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

INVESTBIO OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003 (UNAUDITED)


     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. There were no distributions for the period ended March 31, 2003.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     FEDERAL INCOME TAXES - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of March 31, 2003:

       Cost of portfolio investments            $     979,991
                                                ==============

       Gross unrealized appreciation            $     112,014
       Gross unrealized depreciation                 (130,540)
                                                --------------
       Net unrealized depreciation              $     (18,526)
       Other gains                                     11,574
                                                --------------
       Accumulated deficit                      $      (6,952)
                                                ==============

2.   INVESTMENT TRANSACTIONS

     During the period ended March 31, 2003, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $1,232,361 and $342,666, respectively.

INVESTBIO OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003 (UNAUDITED)


3.   TRANSACTIONS WITH AFFILIATES

     Certain Trustees and officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC ("Ultimus"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of InvestPrivate, Inc. (the "Distributor"), the distributor of the Fund and exclusive agent for the distribution of shares of the Fund.

     INVESTMENT ADVISORY AGREEMENT
     The Adviser, pursuant to the terms of an Investment Advisory Agreement between the Adviser and the Trust, manages the investment of the Fund's portfolio and administers its affairs, subject to the supervision of the Board of Trustees of the Trust. The Adviser has a variety of responsibilities for the general management and administration of the Fund, including the selection of the sub-adviser. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of average daily net assets of the Fund.

     Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed, until October 28, 2003, to the extent necessary, to waive its advisory fees and/or to reimburse a portion of the Fund's operating expenses (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) so that the Fund's ordinary operating expenses do not exceed 3.00% per annum of the Fund's average daily net assets (the "Cap"). As a result of the Cap, the Adviser waived its entire investment advisory fee of $4,638 and reimbursed the Fund for $115,772 of other operating expenses during the period ended March 31, 2003.

     Pursuant to an Expense Recapture Agreement, the Trust on behalf of the Fund will reimburse the Adviser for any fees previously waived and/or expenses previously assumed if at any time the Fund's annualized expenses are less than the Cap provided that the amount of such reimbursement does not cause the Fund to exceed the Cap, and provided further that the fees and expenses which are subject to repayment were incurred within three years of the repayment. Pursuant to the Expense Recapture Agreement, as of March 31, 2003, the Adviser may in the future recoup from the Fund fees waived and expenses previously assumed totaling $242,510, of which $122,100 expires June 20, 2005 and $120,410 expires September 30, 2006.

     SUB-ADVISORY AGREEMENT
     BioPharma Capital Limited (the "Sub-Adviser") has been retained by the Adviser to provide sub-advisory services to the Fund on a day-to-day basis pursuant to the terms of a Sub-Advisory Agreement between the Adviser and the Sub-Adviser. The Sub-Adviser performs investment management services for the Fund, including the selection of investments, subject to the supervision of the Adviser. As compensation for its sub-advisory services, the Adviser (not the Fund) pays a sub-advisory fee to the Sub-Adviser equal to 60% of the advisory fee.

INVESTBIO OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2003 (UNAUDITED)



     ADMINISTRATION AGREEMENT
     Under the terms of an Administration Agreement, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and material for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of average daily net assets up to $50 million; 0.125% of such assets from $50 million to $100 million; 0.10% of such assets from $100 million to $250 million; 0.075% of such assets from $250 to $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000.

     TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
     Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $20 per shareholder account from the Fund, subject to a $2,000 minimum monthly fee. In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

     ACCOUNTING SERVICES AGREEMENT
     Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a fee, based on current asset levels, of $2,500 per month from the Fund, plus an asset based fee equal to 0.01% of average daily net assets for the first $500 million and 0.005% of such assets in excess of $500 million.

     DISTRIBUTION AGREEMENT
     Under the terms of a Distribution Agreement between the Trust and the Distributor, the Distributor earned $59,761 from underwriting and broker commissions on the sale of shares of the Fund during the period ended March 31, 2003.

     PLAN OF DISTRIBUTION
     The Fund has adopted a Plan of Distribution (the "Plan") under which the Fund may pay fees to the Distributor for the sale and distribution of shares and for shareholder servicing. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. The distribution and/or servicing fee shall be calculated and accrued daily and paid monthly or at such other intervals as the Board of Trustees of the Trust shall determine. The Fund incurred distribution expenses of $1,159 under the Plan during the period ended March 31, 2003.

ITEM 2. CODE OF ETHICS.


Not required


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not required


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.


(a)  Not required


(b)  Not required


ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable


(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   InvestBio Opportunity Trust
             ---------------------------------------------------




By (Signature and Title)*    /s/ Scott L. Mathis
                           -------------------------------------
                             Scott L. Mathis, President


Date   May 26, 2003
      -----------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Scott L. Mathis
                           -------------------------------------
                             Scott L. Mathis, President


Date   May 26, 2003
      -----------------------------




By (Signature and Title)*    /s/ Mark J. Seger
                           -------------------------------------
                             Mark J. Seger, Treasurer


Date   May 26, 2003
      -----------------------------




* Print the name and title of each signing officer under his or her signature.